Fair value measurement - Warrants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Sep. 20, 2021
Public warrants
Fair value measurement of liabilities
Warrants outstanding			8,838,260
Private Placement Warrants
Fair value measurement of liabilities
Warrants outstanding	6,535,304
Initial recognition		$ 480
Mezz Warrants
Fair value measurement of liabilities
Warrants outstanding	3,187,500
Number of warrants issued	3,187,500
Initial recognition	$ 13,665